FAIR VALUE MEASUREMENTS - Tau Agreement (Details) - Tau Agreement	Sep. 30, 2024 USD ($) $ / shares	Jul. 31, 2024 USD ($) $ / shares
FAIR VALUE MEASUREMENTS
Initial fair value, commitment amount	$ 124,796
Initial fair value commitment fee	966,153
Tau Investment Partners LLC
FAIR VALUE MEASUREMENTS
Initial fair value, commitment amount		$ 966,153
Subsequent fair value of commitment amount	892,558
Initial fair value commitment fee		$ 124,796
Subsequent fair value of commitment fee	$ 79,948
Tau Investment Partners LLC | Anticipated Monthly Advance Amounts
FAIR VALUE MEASUREMENTS
Commitment amount	40,000	40,000
Tau Investment Partners LLC | Market price of public shares
FAIR VALUE MEASUREMENTS
Commitment fee | $ / shares	0.21	0.27
Tau Investment Partners LLC | Risk-free rate
FAIR VALUE MEASUREMENTS
Commitment amount	0.0359	0.042
Commitment fee	0.0359	0.042
Tau Investment Partners LLC | Volatility
FAIR VALUE MEASUREMENTS
Commitment amount	0.374	0.403
Commitment fee	0.374	0.403